Condensed Consolidated Statements of Operations - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Revenues
Premiums and other considerations	$ 3,479.9		$ 2,927.8		$ 6,396.7		$ 5,264.3		$ 4,714.0
Fees and other revenues	1,146.8		1,083.6		2,204.7		2,168.1		2,708.2
Net investment income	1,731.7		1,586.0		3,285.5		2,852.4		3,633.7
Net realized capital gains (losses)	(71.1)	[1]	(188.8)	[1]	(154.7)	[2]	83.3	[2]	112.1	[2]
Net realized capital gains on funds withheld assets	57.5	[1]	118.8	[1]	161.8	[2]	749.4	[2]
Change in fair value of funds withheld embedded derivative	548.8		(532.7)		(1,326.7)		3,652.8		0.0
Total revenues	6,893.6		4,994.7		10,567.3		14,770.3		11,168.0
Expenses
Benefits, claims and settlement expenses	3,760.8		3,348.4		7,226.2		5,882.7		6,617.5
Liability for future policy benefits remeasurement (gain) loss	441.1		(5.1)		(52.5)		(259.8)		0.4
Market risk benefit remeasurement (gain) loss	5.4		(7.8)		33.7		131.2		114.1
Dividends to policyholders	53.2		46.3		89.2		94.8		94.8
Operating expenses	1,603.4		1,555.5		3,121.5		3,135.9		2,828.5
Total expenses	5,863.9		4,937.3		10,418.1		8,984.8		9,655.3
Income before income taxes	1,029.7		57.4		149.2		5,785.5		1,512.7
Income taxes (benefits)	162.0		(43.9)		(87.4)		1,106.0		196.6
Net income	867.7		101.3		236.6		4,679.5		1,316.1
Net income attributable to noncontrolling interest	0.7		0.6		19.6		62.2		24.3
Net income attributable to Principal Life Insurance Company	$ 867.0		$ 100.7		$ 217.0		$ 4,617.3		$ 1,291.8

[1]	Includes realized and unrealized gains (losses). See Note 3, Investments, for further details.
[2]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.